SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

On August 17, 2020, the Company entered into a definitive share purchase agreement with Feishang Group to acquire 120,000,000 shares of (or 8.69% of the equity interest in) Feishang Anthracite Resources Limited, a company listed on the main board of the Hong Kong Stock Exchange for HK$87,522 (CNY79,785). In exchange, the Company issued 9,077,166 of its own shares to Feishang Group at a price of US$1.244 (CNY8.789) per share.